RETIREMENT-RELATED BENEFITS (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
RETIREMENT-RELATED BENEFITS
Components of net periodic cost of the retirement-related benefit plans

(Dollars in millions)	Defined Benefit Pension Plans		Nonpension Postretirement Benefit Plans
For the three months ended June 30:	2022	2021	2022	2021
Service cost	$12	$23	$—	$1
Interest cost(1)	9	2	—	—
Expected return on plan assets(1)	(11)	(6)	—	—
Recognized actuarial losses (gains)(1)	10	10	—	—
Multi-employer plans and other costs(2)	1	2	—	—
Net periodic benefit cost	$22	$31	$—	$1
(1)	These components of net periodic benefit cost are included in other expense (income) in the Consolidated Income Statement.
(2)

Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with multi-employer plans as operating costs as contributions are funded.

(Dollars in millions)	Defined Benefit Pension Plans		Nonpension Postretirement Benefit Plans
For the three months ended March 31:	2022	2021	2022	2021
Service cost	$14	$23	$—	$—
Interest cost(1)	6	1	—	1
Expected return on plan assets(1)	(10)	(5)	—	—
Amortization of prior service costs (credits)(1)	—	—	—	—
Recognized actuarial losses (gains)(1)	16	11	—	—
Curtailments and settlements(1)	4	—	—	—
Multi-employer plans and other costs(2)	(1)	3	—	—
Net periodic benefit cost	$28	$32	$—	$1
(1)	These components of net periodic benefit cost are included in other (income) and expense in the Consolidated Income Statement.
(2)	Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with multi-employer plans as operating costs as contributions are funded.

(Dollars in millions)	Defined Benefit Pension Plans			Nonpension Postretirement Benefit Plans
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Service cost	$81	$109	$101	$2	$3	$3
Interest cost*	11	10	17	2	1	1
Expected return on plan assets*	(30)	(24)	(27)	(1)	(1)	(1)
Amortization of prior service costs (credits)*	—	(1)	—	—	—	—
Recognized actuarial losses*	51	36	26	—	—	—
Curtailments and settlements*	2	—	—	—	—	—
Multi-employer plans and other costs**	7	13	20	—	—	—
Total net periodic benefit cost	$123	$143	$138	$3	$3	$4
*	These components of net periodic benefit cost are included in other (income) and expense in the Consolidated Income Statement.
**

Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with these plans as contributions are funded.

The following table presents the changes in net benefit obligation and plan assets, excluding defined contribution plans and multi-employer plans.

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
(Dollars in millions)	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$1,202	$1,099	$13	$13
Service cost*	10	15	—	1
Interest cost	4	10	1	1
Plan participants’ contributions	1	—	—	—
Benefit obligation assumed from former Parent**	1,178	(12)	6	—
Actuarial losses (gains)	(43)	33	3	(1)
Benefits paid from trust	(2)	(21)	—	—
Direct benefit payments	(3)	(19)	—	—
Foreign exchange impact	(34)	97	—	—
Amendments, curtailments, settlements and other	(11)	—	(4)	—
Benefit obligation at December 31	$2,302	$1,202	$19	$13
Change in plan assets
Fair value of plan assets at January 1	$654	$612	$13	$12
Actual return on plan assets	39	13	—	2
Employer contributions	23	4	—	—
Fair value of plan assets assumed from former Parent**	810	(10)	(13)	—
Plan participants’ contributions	1	—	—	—
Benefits paid from trust	(2)	(21)	—	—
Foreign exchange impact	(22)	56	—	(1)
Settlements	(8)	—	—	—
Fair value of plan assets at December 31	$1,496	$654	$—	$13
Funded status at December 31	$(807)	$(548)	$(19)	$—
Accumulated benefit obligation***	$2,181	$1,171
*	Represents service costs attributable to Company-sponsored and co-sponsored plans.
**	Represents the impact to benefit obligation and fair value of plan assets resulting from pension assets and liabilities assumed in connection with establishment of certain Kyndryl legal entities.
***	Represents the benefit obligation assuming no future participant compensation increases.

Changes in benefit obligations

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
(Dollars in millions)	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$1,202	$1,099	$13	$13
Service cost*	10	15	—	1
Interest cost	4	10	1	1
Plan participants’ contributions	1	—	—	—
Benefit obligation assumed from former Parent**	1,178	(12)	6	—
Actuarial losses (gains)	(43)	33	3	(1)
Benefits paid from trust	(2)	(21)	—	—
Direct benefit payments	(3)	(19)	—	—
Foreign exchange impact	(34)	97	—	—
Amendments, curtailments, settlements and other	(11)	—	(4)	—
Benefit obligation at December 31	$2,302	$1,202	$19	$13
Change in plan assets
Fair value of plan assets at January 1	$654	$612	$13	$12
Actual return on plan assets	39	13	—	2
Employer contributions	23	4	—	—
Fair value of plan assets assumed from former Parent**	810	(10)	(13)	—
Plan participants’ contributions	1	—	—	—
Benefits paid from trust	(2)	(21)	—	—
Foreign exchange impact	(22)	56	—	(1)
Settlements	(8)	—	—	—
Fair value of plan assets at December 31	$1,496	$654	$—	$13
Funded status at December 31	$(807)	$(548)	$(19)	$—
Accumulated benefit obligation***	$2,181	$1,171

Changes in plan assets
*	These components of net periodic benefit cost are included in other (income) and expense in the Consolidated Income Statement.
**

Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with these plans as contributions are funded.

Net funded status

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	December 31,		December 31,
(Dollars in millions)	2021	2020	2021	2020
Noncurrent assets – pension assets	$58	$—	$—	$1
Current liabilities – accrued compensation and benefits	(28)	—	—	—
Noncurrent liabilities – retirement and nonpension postretirement benefit obligations	(836)	(548)	(18)	(1)
Funded status, net	$(807)	$(548)	$(19)	$—

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

	At December 31, 2021		At December 31, 2020
	Benefit	Plan	Benefit	Plan
(Dollars in millions)	Obligation	Assets	Obligation	Assets
PBO in excess of plan assets	$1,990	$1,125	$1,202	$654
ABO in excess of plan assets	1,790	1,039	1,079	561
Plan assets in excess of PBO	312	371	—	—

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets

	At December 31, 2021		At December 31, 2020
	Benefit	Plan	Benefit	Plan
(Dollars in millions)	Obligation	Assets	Obligation	Assets
APBO in excess of plan assets	$19	$—	$1	$—
Plan assets in excess of APBO	—	—	12	13

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
(Dollars in millions)	2021	2020	2021	2020
Net loss (gain) at January 1	$314	$307	$(2)	$(1)
Current period loss (gain)	(75)	43	3	(2)
Curtailments and settlements	(3)	—	—	—
Amortization of net loss included in net periodic benefit cost	(51)	(36)	—	—
Separation-related transfers from Parent **	444	—	5	—
Net loss (gain) at December 31	$629	$314	$6	$(2)
Prior service costs (credits) at January 1	(2)	(3)	—	—
Current period prior service costs (credits)	3	—	(4)	—
Amortization for prior service costs (credits) included in net periodic benefit cost	—	1	—	—
Separation-related transfers from Parent **	9	—	—	—
Prior service costs (credits) at December 31	$9	$(2)	$(4)	$—
Total amounts recognized in accumulated other comprehensive loss (income)*	$638	$312	$2	$(2)
*

See Note 14 – Equity for the total change in AOCI and the Consolidated Statement of Comprehensive Income for the components of net periodic benefit cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

**

Separation-related transfers from Parent represent the pretax impact resulting from the assumption of pension assets and liabilities, along with the associated deferred costs, in connection with establishment of certain Kyndryl legal entities. These transfers are not recognized in OCI; rather they are recognized as transfers into AOCI. See Note 14 – Equity.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit			Nonpension Postretirement
	Pension Plans			Benefit Plans
Weighted-average assumptions used to measure	2021	2020	2019	2021	2020	2019
Net periodic benefit cost
Discount rate	0.62%	0.86%	1.65%	8.31%	8.31%	8.89%
Expected long-term returns on plan assets	3.00%	4.03%	4.62%		8.20%	9.00%
Rate of compensation increase	2.22%	2.25%	1.37%
Benefit obligations
Discount rate	1.19%	0.62%	0.86%	1.04%	8.31%	8.31%
Rate of compensation increase	2.30%	2.22%	2.25%
Interest crediting rate - cash balance plans	1.43%

Defined benefit pension plans' asset classes and their associated fair value

	December 31, 2021				December 31, 2020
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities	$9	$—	$—	$9	$—	$—	$—	$—
Fixed income
Government and related(1)	—	158	—	158	—	18	—	18
Corporate bonds	—	32	—	32	—	—	—	—
Insurance contracts	—	255	—	255	—	91	—	91
Cash and short-term investments(2)	14	—	—	14	1	—	—	1
Derivative assets(3)	3	12	—	15	—	—	—
Mutual funds	—	—	—	—	7	—	—	7
Subtotal	$26	$457	$—	$483	$8	$110	$—	$118
Investments measured at net asset value using NAV as a practical expedient(4)	—	—	—	1,013	—	—	—	537
Fair value of plan assets	$26	$457	$—	$1,496	$8	$110	$—	$654
(1)	Includes debt issued by national, state and local governments and agencies.
(2)	Includes cash, cash equivalents and short-term marketable securities.
(3)	Includes forward contracts, interest rate swaps, exchange traded and other over-the-counter derivatives.
(4)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent), as a practical expedient. These investments include commingled funds, hedge funds, common collective trusts, private equity partnerships and real estate partnerships.

Schedule of contributions and direct benefit payments

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Defined benefit plans	$25	$4	$4
Multi-employer plans*	5	7	9
Defined contribution plans	165	194	207
Direct payments	33	19	16
Total	$229	$225	$236
*	Multi-employer plans are sponsored by third parties.

Total expected benefit payments

	Defined	Nonpension
	Benefit	Postretirement
(Dollars in millions)	Pension Plans	Benefit Plans
2022	$99	$—
2023	87	1
2024	87	1
2025	107	1
2026	100	1
2027‑2031	592	3